Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (30,637)	$ (31,669)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization expense	377
Non-cash lease expense	189	21
Stock-based compensation expense	1,048	1,210
Change in fair value of derivative liability	3,501	10,875
Change in fair value of common stock warrant liability	(500)
Change in fair value of earnout liability	(9,277)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(2,212)	(247)
Other receivables	600
Other non-current assets	(347)	(250)
Accounts payable	2,938	358
Accrued expenses and other current liabilities	959	1,225
Operating lease liability	(117)	10
Other non-current liabilities	(200)	200
Net cash used in operating activities	(33,678)	(18,267)
Cash flows used in investing activities
Purchases of property and equipment	(2,428)
Net cash used in investing activities	(2,428)
Cash flows from financing activities
Net proceeds from Reverse Recapitalization and PIPE Financing (Note 3)	95,271
Payment of Reverse Recapitalization related expenses	(5,288)
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs	10,750	11,234
Proceeds from exercise of common stock options	235	53
Proceeds from exercise of common stock warrants	1
Net cash provided by financing activities	100,969	11,287
Net increase (decrease) in cash, cash equivalents and restricted cash	64,863	(6,980)
Cash, cash equivalents and restricted cash at beginning of the year	20,183	27,163
Cash, cash equivalents and restricted cash at end of the year	85,046	20,183
Supplemental and non-cash items reconciliations:
Accounts payable and accrued expenses for purchases of property and equipment		436
Right-of-use asset obtained in exchange for lease liabilities		1,357
Non-cash leasehold improvements	1,378	256
Vesting of founders’ restricted stock	10	10
Conversion of redeemable convertible preferred stock into common stock in connection with Reverse Recapitalization	(66,249)
Deferred issuance costs reclassified to additional paid in capital	5,288
Net liabilities assumed upon the closing of Reverse Recapitalization	(7,222)
Recognition of earnout liability	15,020
Recognition (settlement) of derivative tranche liability	(11,659)	(6,770)
Letter of credit issued in connection with lease recognition		$ 345